Payments, Details - 12 months ended Dec. 31, 2025 - ZAR (R) R in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	R 1,314	Taxes	SOUTH AFRICA	snj:ZA-NW	South African Revenue Service (SARS) [Member]	Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 2
	585	Taxes	SOUTH AFRICA	snj:ZA-NW	South African Revenue Service (SARS) [Member]	Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 3
	63	Taxes	SOUTH AFRICA	snj:ZA-NW	South African Revenue Service (SARS) [Member]	Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 4
	36	Taxes	SOUTH AFRICA	snj:ZA-LP	South African Revenue Service (SARS) [Member]	Limpopo project [Member]	PGM [Member]	Platinum (Marikana) [Member]	Underground Mining
#: 5
	34	Taxes	SOUTH AFRICA	snj:ZA-NW	South African Revenue Service (SARS) [Member]	Platinum Mile operations [Member]	PGM [Member]	Platinum (Platinum mile) [Member]	Open Pit
#: 6
	10	Taxes	SOUTH AFRICA		South African Revenue Service (SARS) [Member]	Beatrix, Driefontein and Kloof operations [Member]	Gold [Member]	SA gold (Beatrix Driefontein, Kloof, Gold corporate) [Member]
#: 7
	8	Taxes	SOUTH AFRICA		South African Revenue Service (SARS) [Member]			Group corporate [Member]
#: 8
	2	Taxes	SOUTH AFRICA		South African Revenue Service (SARS) [Member]			Group corporate [Member]
#: 9
	570	Royalties	SOUTH AFRICA	snj:ZA-NW	South African Revenue Service (SARS) [Member]	Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 10
	215	Royalties	SOUTH AFRICA		South African Revenue Service (SARS) [Member]	Beatrix, Driefontein and Kloof operations [Member]	Gold [Member]	SA gold (Beatrix Driefontein, Kloof, Gold corporate) [Member]
#: 11
	118	Royalties	SOUTH AFRICA	snj:ZA-NW	South African Revenue Service (SARS) [Member]	Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 12
	59	Royalties	SOUTH AFRICA	snj:ZA-NW	South African Revenue Service (SARS) [Member]	Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 13
	5	Royalties	SOUTH AFRICA	snj:ZA-GP	South African Revenue Service (SARS) [Member]	Cooke operations [Member]	Gold [Member]	SA gold (Cooke) [Member]	Open Pit
#: 14
	2	Royalties	SOUTH AFRICA	snj:ZA-GP	South African Revenue Service (SARS) [Member]	Cooke operations [Member]	Gold [Member]	SA gold (Cooke) [Member]	Open Pit
#: 15
	234	Taxes	SOUTH AFRICA	snj:ZA-GP	South African Revenue Service (SARS) [Member]	Ergo [Member]	Gold [Member]	SA gold (DRDGOLD) [Member]	Open Pit
#: 16
	12	Taxes	SOUTH AFRICA		South African Revenue Service (SARS) [Member]			SA gold (DRDGOLD) [Member]
#: 17
	4	Fees	SOUTH AFRICA	snj:ZA-GP	Department of Water and Sanitation [Member]	Far West Gold Recoveries [Member]	Gold [Member]	SA gold (DRDGOLD) [Member]	Open Pit
#: 18
	2	Fees	SOUTH AFRICA	snj:ZA-GP	National Nuclear Regulator [Member]	Ergo [Member]	Gold [Member]	SA gold (DRDGOLD) [Member]	Open Pit
#: 19
	13	Fees	SOUTH AFRICA	snj:ZA-GP	Department of Water and Sanitation [Member]	Cooke operations [Member]	Gold [Member]	SA gold (Cooke) [Member]	Open Pit
#: 20
	7	Fees	SOUTH AFRICA	snj:ZA-NW	Department of Water and Sanitation [Member]	Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 21
	6	Fees	SOUTH AFRICA	snj:ZA-GP	Department of Water and Sanitation [Member]	Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 22
	3	Fees	SOUTH AFRICA	snj:ZA-NW	Mine Health and Safety Council [Member]	Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 23
	3	Fees	SOUTH AFRICA	snj:ZA-NW	Department of Water and Sanitation [Member]	Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 24
	2	Fees	SOUTH AFRICA	snj:ZA-GP	Mine Health and Safety Council [Member]	Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 25
	344	Royalties	AUSTRALIA	snj:AU-QLD	Queensland Revenue Office [Member]	Century zinc retreatment operation [Member]	Zinc and silver [Member]	Australian operations [Member]	Open Pit
#: 26
	19	Comm. Social Resp.	AUSTRALIA	snj:AU-QLD	Aboriginal Development Benefits Trust [Member]	Century zinc retreatment operation [Member]	Zinc and silver [Member]	Australian operations [Member]	Open Pit
#: 27
	14	Comm. Social Resp.	AUSTRALIA	snj:AU-QLD	Gulf Regional Economic Aboriginal Trust [Member]	Century zinc retreatment operation [Member]	Zinc and silver [Member]	Australian operations [Member]	Open Pit
#: 28
	5	Comm. Social Resp.	AUSTRALIA	snj:AU-QLD	Waanyi Native Title Aborignal Corporation [Member]	Century zinc retreatment operation [Member]	Zinc and silver [Member]	Australian operations [Member]	Open Pit
#: 29
	5	Comm. Social Resp.	AUSTRALIA	snj:AU-QLD	Gkuthaarn & Kukatj Aboriginal Corporation [Member]	Century zinc retreatment operation [Member]	Zinc and silver [Member]	Australian operations [Member]	Open Pit
#: 30
	4	Comm. Social Resp.	AUSTRALIA	snj:AU-QLD	Waanyi Joint Venture Proprietary Limited [Member]	Century zinc retreatment operation [Member]	Zinc and silver [Member]	Australian operations [Member]	Open Pit
#: 31
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 32
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 33
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 34
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 35
	12	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 36
	10	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Limpopo project [Member]	PGM [Member]	Platinum (Marikana) [Member]	Underground Mining
#: 37
	6	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 38
	5	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 39
	5	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 40
	4	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 41
	3	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Kroondal operations [Member]	PGM [Member]	Platinum (Kroondal) [Member]	Underground Mining
#: 42
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 43
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 44
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 45
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-FS		Beatrix operations [Member]	Gold [Member]	SA gold (Beatrix) [Member]	Underground Mining
#: 46
	51	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 47
	35	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Kloof operations [Member]	Gold [Member]	SA gold (Kloof) [Member]
#: 48
	32	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 49
	26	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-FS		Beatrix operations [Member]	Gold [Member]	SA gold (Beatrix) [Member]	Underground Mining
#: 50
	22	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Kloof operations [Member]	Gold [Member]	SA gold (Kloof) [Member]
#: 51
	21	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-FS		Beatrix operations [Member]	Gold [Member]	SA gold (Beatrix) [Member]	Underground Mining
#: 52
	13	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 53
	10	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 54
	9	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Kloof operations [Member]	Gold [Member]	SA gold (Kloof) [Member]
#: 55
	8	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 56
	7	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Kloof operations [Member]	Gold [Member]	SA gold (Kloof) [Member]
#: 57
	5	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 58
	5	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Kloof operations [Member]	Gold [Member]	SA gold (Kloof) [Member]
#: 59
	5	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-FS		Beatrix operations [Member]	Gold [Member]	SA gold (Beatrix) [Member]	Underground Mining
#: 60
	4	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 61
	4	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Kloof operations [Member]	Gold [Member]	SA gold (Kloof) [Member]
#: 62
	3	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Driefontein operations [Member]	Gold [Member]	SA gold (Driefontein) [Member]
#: 63
	3	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-FS		Beatrix operations [Member]	Gold [Member]	SA gold (Beatrix) [Member]	Underground Mining
#: 64
	3	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Kloof operations [Member]	Gold [Member]	SA gold (Kloof) [Member]
#: 65
	3	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-FS		Beatrix operations [Member]	Gold [Member]	SA gold (Beatrix) [Member]	Underground Mining
#: 66
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Kloof operations [Member]	Gold [Member]	SA gold (Kloof) [Member]
#: 67
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-FS		Beatrix operations [Member]	Gold [Member]	SA gold (Beatrix) [Member]	Underground Mining
#: 68
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-GP		Kloof operations [Member]	Gold [Member]	SA gold (Kloof) [Member]
#: 69
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-FS		Beatrix operations [Member]	Gold [Member]	SA gold (Beatrix) [Member]	Underground Mining
#: 70
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-FS		Beatrix operations [Member]	Gold [Member]	SA gold (Beatrix) [Member]	Underground Mining
#: 71
	2	Comm. Social Resp.	SOUTH AFRICA			Beatrix, Driefontein and Kloof operations [Member]	Gold [Member]	SA gold (Beatrix Driefontein, Kloof, Gold corporate) [Member]
#: 72
	5	Comm. Social Resp.	SOUTH AFRICA			Beatrix, Driefontein and Kloof operations [Member]	Gold [Member]	SA gold (Beatrix Driefontein, Kloof, Gold corporate) [Member]
#: 73
	8	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 74
	8	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 75
	6	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 76
	6	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 77
	24	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 78
	13	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 79
	11	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 80
	8	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 81
	7	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 82
	6	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 83
	5	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 84
	5	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 85
	4	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 86
	4	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 87
	4	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 88
	3	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 89
	3	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 90
	3	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 91
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 92
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 93
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 94
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 95
	2	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Rustenburg operations [Member]	PGM [Member]	Platinum (Rustenburg) [Member]
#: 96
	16	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 97
	15	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 98
	4	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]
#: 99
	R 4	Comm. Social Resp.	SOUTH AFRICA	snj:ZA-NW		Marikana operations [Member]	PGM [Member]	Platinum (Marikana) [Member]